Stock Based Compensation	12 Months Ended
Dec. 31, 2014
Stock Based Compensation [Abstract]
Stock Based Compensation

Note 12 - Stock-Based Compensation

The Company provides stock-based compensation to employees, directors and consultants, under the Company's 2013 Equity Incentive Plan (the “Plan”). In conjunction with the Merger, Enerpulse's former plan, the 2007 Stock Option Plan was replaced by the Plan.

The Plan permits the grant of share options and shares to the Company's employees for up to 1.5 million shares of common stock. The Company believes that such awards better align the interests of its employees with those of its shareholders. Option awards are generally granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest based on three years of continuous service and have 10-year contractual terms. Certain option and share awards provide for accelerated vesting if there is a change in control, as defined in the Plan.

The Company utilized assumptions in the estimation of the fair value of stock options granted for the years ended December 31, 2014 and 2013 as follows:

	Years Ended December 31,
	2014	2013

Annual volatility	103% - 110%	60%
Risk-free rate	1.07% - 2.13%	1.00% - 2.5%
Dividend rate	-%	-%
Expected term	2.6 - 6.5	2.0 - 6.5

The following is a summary of stock option activity:

	Shares	Exercise Price
Outstanding at
January 1, 2013	475,270	$0.91 - 1.01
Granted	204,499	$0.91 - 3.00
Exercised	-	$-
Forfeited	-	$-
Outstanding at
December 31, 2013	679,769	$0.91 - 3.00
Granted	523,112	$0.50
Exercised	-	$-
Forfeited	(111,757)	$0.75
Outstanding at
December 31, 2014	1,091,124	$0.50 - 0.75

Summarized information about stock options outstanding as of December 31, 2014 is as follows:

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Excercisable	Weighted Average Exercise Price

$0.50	523,112	2.67	$0.50	-	$-
$0.75	568,012	2.42	$0.75	568,012	$0.75

A summary of status of the Company's non-vested stock options for the year ended December 31, 2014 is as follows:

	Nonvested Shares Under Option	Weighted Average Grant Date Fair Value

Nonvested at January 1, 2014	396,087	$0.94
Granted	523,112	$0.43
Vested	(284,330)	$0.10 - 1.88
Forfeited	(111,757)	$0.64

Nonvested at December 31, 2014	523,112	$0.43

On June 30, 2014, the board of directors approved the re-pricing and accelerated vesting of all outstanding stock options to purchase approximately 676,000 shares of common stock that were previously granted to officers, directors, employees and consultants pursuant to the 2013 Plan. The options were re-priced at $0.75 per share, the Offering closing price.

The outstanding options as of June 30, 2014 had been issued with exercise prices ranging from $0.91 to $3.00 per share. The vesting schedule for the outstanding options also varied from 1 to 9 years.

The re-pricing and accelerated vesting changes were affected by cancelling the outstanding options and concurrently entering into new stock option agreements with the optionees (the “New Options”) to reflect the new exercise price and accelerated vesting. The Company valued the repricing and accelerated vesting using the Black-Scholes option pricing model, which resulted in the Company recording additional incremental stock-based compensation expense of approximately $32,000, as well as approximately $293,000 associated with accelerating the unvested stock-based awards granted prior to that date.

In 2014, the Company also issued 523,112 stock options to employees to purchase shares of common stock at exercise prices of $0.50 per option. In 2013, the Company issued 204,499 stock options to employees to purchase shares of common stock at exercise prices of $0.91 - $3.00 per option. The options outstanding and options exercisable at December 31, 2014 had no intrinsic value.

The weighted average grant date fair value of options granted during the years ended December 31, 2014 and 2013 were $0.50 and $1.68, respectively. No options were exercised during the years ended December 31, 2014 and 2013.

The Company recorded compensation expense related to employee stock options included in selling, general and administrative expense in the accompanying consolidated statements of operations of $430,071 and $70,156 for the years ended December 31, 2014 and 2013, respectively. As of December 31, 2014, the Company had approximately $191,000 of unrecognized compensation cost related to stock options that is to be recognized over a weighted average period of 2.60 years.